STOCKHOLDERS' EQUITY	12 Months Ended
Feb. 29, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 9—STOCKHOLDERS’ EQUITY
Equity-Based Compensation
The Company maintains the Albertsons Companies, Inc. Phantom Unit Plan (formerly, the AB Acquisition LLC Phantom Unit Plan) (the “Phantom Unit Plan”), an equity-based incentive plan, which provides for grants of phantom units (“Phantom Units”) to certain employees, directors and consultants. Prior to the Reorganization Transactions, the Phantom Unit Plan was maintained by its former parent, AB Acquisition, and each Phantom Unit provided the participant with a contractual right to receive, upon vesting, one incentive unit in AB Acquisition. Subsequent to the Reorganization Transactions, each Phantom Unit now provides the participant with a contractual right to receive, upon vesting, one management incentive unit in each of the Company’s parents, Albertsons Investor and KIM ACI, that collectively own all of the outstanding shares of the Company. The Phantom Units vest over a service period, or upon a combination of both a service period and achievement of certain performance-based thresholds. The fair value of the Phantom Units is determined using an option pricing model, adjusted for lack of marketability and using an expected term or time to liquidity based on judgments made by management.
During fiscal 2019, the Company granted 0.6 million Phantom Units to its employees and directors, consisting of 0.4 million new awards issued and granted in fiscal 2019 and 0.2 million previously issued awards of performance-based Phantom Units that were deemed granted upon the establishment of the fiscal 2019 performance target and that would vest upon both the achievement of such performance target and continued service through the last day of fiscal 2019. The 0.4 million new awards issued and granted in fiscal 2019 include 0.3 million Phantom Units that have solely time-based vesting and 0.1 million performance-based Phantom Units that were deemed granted upon the establishment of the fiscal 2019 annual performance target and that would vest upon both the achievement of such performance target and continued service through the last day of fiscal 2019. The 0.6 million Phantom Units deemed granted have an aggregate grant date value of $20.0 million.
Equity-based compensation expense recognized by the Company related to Phantom Units was $28.9 million, $47.7 million and $45.9 million in fiscal 2019, fiscal 2018 and fiscal 2017, respectively. The Company recorded an income tax benefit related to Phantom Units of $7.5 million, $12.9 million and $15.6 million related to equity-based compensation in fiscal 2019, fiscal 2018 and fiscal 2017, respectively.
As of February 29, 2020, the Company had $30.2 million of unrecognized compensation cost related to 0.9 million unvested Phantom Units. That cost is expected to be recognized over a weighted average period of 2.0 years. The aggregate fair value of Phantom Units that vested in fiscal 2019 was $29.3 million.
On April 25, 2019, upon the commencement of employment, the Company’s President and Chief Executive Officer was granted direct equity interests in each of the Company’s parents, Albertsons Investor and KIM ACI. These equity interests generally vest over five years, with 50% based solely on a service period and 50% upon a service period and achievement of certain performance-based thresholds. The fair value of the equity interests is determined using an option pricing model, adjusted for lack of marketability and using an expected term or time to liquidity based on judgments made by management. The fair value of the equity interests deemed granted in fiscal 2019 was approximately $10.8 million, which excludes approximately 40% of the equity units that vest based upon the achievement of future fiscal year annual performance targets that will only be deemed granted for accounting purposes upon the establishment of such respective future fiscal year annual performance targets. Equity-based compensation expense recognized by the Company related to these equity interests was $3.9 million for fiscal 2019. As of February 29, 2020, there was $6.9 million of unrecognized costs related to the equity interests deemed granted. That cost is expected to be recognized over a weighted average period of 4.0 years.
Treasury Stock
During fiscal 2018, the Company repurchased 1,772,018 shares of common stock allocable to certain current and former members of management (the “management holders”) for $25.8 million in cash. The shares are classified as treasury stock on the Consolidated Balance Sheet. The shares repurchased represented a portion of the shares allocable to management. Proceeds from the repurchase were used by the management holders to repay outstanding loans of the management holders with a third-party financial institution. As there is no current active market for shares of the Company’s common stock, the shares were repurchased at a negotiated price between the Company and the management holders.
Distribution
On June 30, 2017, the Company’s predecessor, Albertsons Companies, LLC, made a cash distribution of $250.0 million to its equityholders, which resulted in a modification of certain vested awards. As a result of the modification, equity-based compensation expense recognized for fiscal 2017 includes $2.4 million of additional expense.